Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.38%
Australia–2.06%
CSL Ltd.	52,399	$11,060,179
China–31.71%
Airtac International Group	296,000	10,151,712
China Mengniu Dairy Co. Ltd.	3,162,000	15,222,425
China Resources Beer Holdings Co. Ltd.	1,642,000	12,332,606
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	2,018,788	7,985,179
Fuyao Glass Industry Group Co. Ltd., H Shares(a)	1,949,200	9,584,925
JD.com, Inc., ADR(b)	352,890	21,007,542
Meituan, B Shares(a)(c)	33,890	755,025
Minth Group Ltd.	1,838,000	5,375,413
Tencent Holdings Ltd.	338,900	16,518,143
Tongcheng Travel Holdings Ltd.(a)(c)	7,614,800	17,313,091
Wuliangye Yibin Co. Ltd., A Shares	669,038	20,702,328
Yum China Holdings, Inc.	540,726	33,314,129
		170,262,518
Hong Kong–5.00%
Hongkong Land Holdings Ltd.	861,300	4,209,069
Swire Properties Ltd.	8,045,800	22,659,722
		26,868,791
India–4.95%
Emami Ltd.	1,243,398	6,741,750
HDFC Bank Ltd., ADR	294,806	19,858,132
		26,599,882
Indonesia–11.58%
PT Bank Central Asia Tbk	26,531,800	15,036,513
PT Kalbe Farma Tbk	105,015,100	14,449,504
PT Mitra Keluarga Karyasehat Tbk(a)	60,322,700	12,040,252
PT Pakuwon Jati Tbk	484,554,400	14,480,289
PT Telkom Indonesia (Persero) Tbk	23,918,700	6,189,751
		62,196,309
Macau–0.67%
Galaxy Entertainment Group Ltd.	513,000	3,584,275
Malaysia–4.02%
Bursa Malaysia Bhd.	7,666,250	12,068,445
Heineken Malaysia Bhd.	1,451,700	9,537,948
		21,606,393
New Zealand–1.98%
Auckland International Airport Ltd.(c)	1,304,042	7,177,730
Freightways Ltd.	558,671	3,438,507
		10,616,237
Philippines–7.58%
BDO Unibank, Inc.	9,054,888	20,457,787
SM Investments Corp.	511,646	8,658,567
SM Prime Holdings, Inc.	17,114,000	11,584,128
		40,700,482
Shares		Value
Singapore–3.27%
Keppel REIT	3,441,600	$2,537,891
United Overseas Bank Ltd.	658,700	15,002,875
		17,540,766
South Korea–5.33%
Douzone Bizon Co. Ltd.	87,490	2,500,149
LEENO Industrial, Inc.	74,656	10,444,145
Samsung Electronics Co. Ltd.	314,061	15,697,993
		28,642,287
Taiwan–6.27%
ASPEED Technology, Inc.	45,000	3,203,076
MediaTek, Inc.	347,000	8,408,680
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,464	22,043,283
		33,655,039
Thailand–3.92%
Central Pattana PCL, Foreign Shares	9,723,000	21,054,981
United States–4.55%
Broadcom, Inc.	41,723	24,408,372
Vietnam–0.49%
Vietnam Dairy Products JSC	795,090	2,616,598
Total Common Stocks & Other Equity Interests (Cost $345,422,303)		501,413,109
Money Market Funds–6.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	12,176,631	12,176,631
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	8,718,687	8,721,303
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	13,916,150	13,916,150
Total Money Market Funds (Cost $34,810,702)		34,814,084
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $380,233,005)		536,227,193
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.49%
Invesco Private Government Fund, 4.36%(d)(e)(f)	2,232,926	2,232,926
Invesco Private Prime Fund, 4.59%(d)(e)(f)	5,741,231	5,742,953
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,975,914)		7,975,879
TOTAL INVESTMENTS IN SECURITIES—101.35% (Cost $388,208,919)		544,203,072
OTHER ASSETS LESS LIABILITIES–(1.35)%		(7,236,438)
NET ASSETS–100.00%		$536,966,634

See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $39,693,293, which represented 7.39% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,283,138	$8,015,195	$(9,121,702)	$-	$-	$12,176,631	$110,780
Invesco Liquid Assets Portfolio, Institutional Class	9,510,912	5,725,139	(6,515,501)	(10)	763	8,721,303	82,724
Invesco Treasury Portfolio, Institutional Class	15,180,730	9,160,223	(10,424,803)	-	-	13,916,150	126,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,413,043	17,419,750	(17,599,867)	-	-	2,232,926	14,015*
Invesco Private Prime Fund	6,203,151	45,033,898	(45,494,383)	(655)	942	5,742,953	38,452*
Total	$46,590,974	$85,354,205	$(89,156,256)	$(665)	$1,705	$42,789,963	$372,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$11,060,179	$—	$11,060,179
China	54,321,671	115,940,847	—	170,262,518
Hong Kong	—	26,868,791	—	26,868,791
India	19,858,132	6,741,750	—	26,599,882
Indonesia	—	62,196,309	—	62,196,309
Macau	—	3,584,275	—	3,584,275
Malaysia	—	21,606,393	—	21,606,393
New Zealand	—	10,616,237	—	10,616,237
Philippines	—	40,700,482	—	40,700,482
Singapore	—	17,540,766	—	17,540,766
South Korea	—	28,642,287	—	28,642,287
Taiwan	—	33,655,039	—	33,655,039
Thailand	—	21,054,981	—	21,054,981
United States	24,408,372	—	—	24,408,372
Vietnam	—	2,616,598	—	2,616,598
Money Market Funds	34,814,084	7,975,879	—	42,789,963
Total Investments	$133,402,259	$410,800,813	$—	$544,203,072
Invesco EQV Asia Pacific Equity Fund